Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 5:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents, short-term deposits, marketable securities, auction rate securities and foreign currency derivative contracts at fair value. Cash equivalents, short-term deposits, and marketable securities, except investments in auction rate securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investments in auction rate securities are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company values the Level 3 investments based on an externally developed valuation using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$226,092	$—	$—	$226,092
Government and corporate debentures - fixed interest rate		7,932		7,932
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,323,370	—	1,323,370
Government-sponsored enterprises	—	332,799	—	332,799
Government and corporate debentures - floating interest rate	—	199,010	—	199,010
Auction rate securities	—	—	7,990	7,990
Foreign currency derivative contracts	—	1,219	—	1,219

Total financials assets	$226,092	$1,864,330	$7,990	$2,098,412

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financials assets	$303,780	$2,156,975	$6,078	$2,466,833

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2011. The Company's Level 3 instruments consist of Auction Rate Securities classified as available-for-sale with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity.

Fair value measurements using significant unobservable inputs (Level 3):

Auction rate securities
Balance at January 1, 2010	$8,775
Unrealized losses included in earning (other than temporary impairment)	(785)

Balance at December 31, 2010	7,990
Securities sold during 2011	(1,912)

Balance at December 31, 2011	$6,078